UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22185

                                                            IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                     Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                                     Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 101.2%

Aggregate Bond Funds — 23.3%
iShares Core U.S. Aggregate Bond ETF(a)	191,292	$20,946,474
SPDR Barclays Aggregate Bond ETF(a)	14,343	829,599
Vanguard Total Bond Market ETF(a)	276,951	22,657,361

Total Aggregate Bond Funds		44,433,434

BRIC Equity Funds — 1.1%
iShares China Large-Cap ETF	30,195	1,222,294
iShares India 50 ETF(a)	2,226	68,249
iShares MSCI China ETF(b)	6,808	340,672
iShares MSCI India ETF(a)	8,797	273,147
SPDR S&P China ETF(a)	2,477	196,426

Total BRIC Equity Funds		2,100,788

Convertible Bond Fund — 7.6%
SPDR Barclays Convertible Securities ETF	305,512	14,432,387

Currency Strategy Fund — 2.2%
PowerShares DB G10 Currency Harvest Fund*(a)	178,576	4,144,749

Emerging Equity Funds — 0.5%
iShares MSCI Emerging Markets ETF(b)	10,518	390,428
Vanguard FTSE Emerging Markets ETF(a)	16,493	632,012

Total Emerging Equity Funds		1,022,440

Emerging Small Cap Equity Fund — 1.0%
SPDR S&P Emerging Markets SmallCap ETF	44,268	1,847,746

Euro Fund — 2.9%
CurrencyShares Euro Trust*(b)	51,400	5,540,406

Europe Equity Funds — 1.6%
iShares Europe ETF(a)	6,847	306,677
iShares MSCI Eurozone ETF(b)	27,473	1,062,930
Vanguard FTSE Europe ETF(a)	27,353	1,515,903

Total Europe Equity Funds		2,885,510

Floating Rate Funds — 7.7%
PowerShares Senior Loan Portfolio	550,127	13,032,509
SPDR Blackstone/GSO Senior Loan ETF(a)	32,935	1,613,815

Total Floating Rate Funds		14,646,324

International Bond Funds — 2.5%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	178,535	3,383,238
WisdomTree Emerging Markets Local Debt Fund(a)	38,487	1,447,881

Total International Bond Funds		4,831,119

International Equity Core Funds — 3.1%
iShares MSCI EAFE ETF	62,433	4,044,410
Vanguard FTSE Developed Markets ETF(a)	45,662	1,836,982

Total International Equity Funds		5,881,392

International Small Cap Equity Funds — 1.0%
iShares MSCI EAFE Small-Cap ETF(a)	28,375	1,460,178
SPDR S&P International Small Cap ETF(a)	7,361	220,462
WisdomTree International SmallCap Dividend Fund(a)	5,328	321,385

Total International Small Cap Equity Funds		2,002,025

	Shares	Value
Investment Companies (continued)

Japanese Yen Fund — 1.5%
CurrencyShares Japanese Yen Trust*(b)	35,449	$2,776,366

Silver Fund — 0.0%(c)
iShares Silver Trust* (a)	1,524	21,458

U.S. Large Cap Core Fund — 1.7%
SPDR S&P 500 ETF Trust(a)	15,005	3,158,552

U.S. Large Cap Value Funds — 5.8%
Guggenheim S&P 500 Pure Value ETF(a)	3,630	191,664
iShares Russell 1000 Value ETF(a)	51,536	5,303,570
iShares S&P 500 Value ETF(a)	18,601	1,722,825
Vanguard Value ETF(a)	44,870	3,778,054

Total U.S. Large Cap Value Funds		10,996,113

U.S. REITS — 1.8%
iShares U.S. Real Estate ETF(a)	6,267	468,960
SPDR Dow Jones REIT ETF	3,595	321,285
Vanguard REIT ETF(b)	33,890	2,677,310

Total U.S. REITS		3,467,555

U.S. Short-Term Treasury Bond Funds — 26.6%
iShares 1-3 Year Treasury Bond ETF(a)	184,337	15,642,838
iShares Short Treasury Bond ETF(a)	34,026	3,752,047
SPDR Barclays 1-3 Month T-Bill ETF*(a)	53,670	2,453,256
Vanguard Short-Term Bond ETF	357,821	28,704,400

Total U.S. Short-Term Treasury Bond Funds		50,552,541

U.S. Small Cap Growth Funds — 9.3%
iShares Russell 2000 Growth ETF	53,753	8,329,027
iShares S&P Small-Cap 600 Growth ETF	30,372	4,017,001
Vanguard Small-Cap Growth ETF(a)	40,440	5,455,761

Total U.S. Small Cap Growth Funds		17,801,789

Total Investment Companies
(Cost $190,025,181)		192,542,694

Investment of Cash Collateral For Securities Loaned — 2.2%

Money Market Fund — 2.2%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $4,280,315)	4,280,315	4,280,315

Total Investments — 103.4%
(Cost $194,305,496)		196,823,009
Liabilities in Excess of Other Assets — (3.4)%		(6,500,446)
Net Assets — 100.0%		$190,322,563

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $79,122,605.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,122,650; total market value of collateral held by the Fund was $5,212,989. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $932,674.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.
ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments (continued)
July 31, 2015 (Unaudited)

Total Return Swap contracts outstanding at July 31, 2015:

	Annual
	Financing
	Rate		Notional	Unrealized
	(Received)	Expiration	Amounts	Appreciation
Total Return Benchmark	Paid	Date	Long (Short)	(Depreciation)[1]
CurrencyShares Euro TrustML	0.69%	9/30/2016-12/30/2016	$ 518,578	$ –
CurrencyShares Euro TrustMS	0.64%	5/19/2016	2,938,571	–
CurrencyShares Japanese Yen TrustML	0.69%	8/31/2016-1/31/2017	259,866	–
CurrencyShares Japanese Yen TrustMS	0.14%	5/19/2016	1,472,573	–
Guggenheim S&P 500 Pure Value ETFMS	0.64%	5/19/2016	119,592	–
iPath Bloomberg Commodity Index Total Return ETNMS	(2.24)%	5/19/2016	(260,041)	–
iPath Bloomberg Commodity Index Total Return ETNML	(2.89)-(2.88)%	11/30/2016-12/30/2016	(45,896)	–
iPath S&P 500 VIX Mid-Term Futures ETNMS	(2.72)%	5/19/2016	(1,621,422)	–
iShares 1-3 Year Treasury Bond ETFMS	1.14%	5/19/2016	8,296,762	–
iShares 1-3 Year Treasury Bond ETFML	0.69%	8/31/2016-12/30/2016	1,464,174	–
iShares China Large-Cap ETFMS	0.64%	5/19/2016	762,684	–
iShares Core U.S. Aggregate Bond ETFMS	1.14%	5/19/2016	11,109,761	–
iShares Core U.S. Aggregate Bond ETFML	0.69%	8/31/2016-12/30/2016	1,960,598	–
iShares Core US Credit Bond ETFMS	(4.98)%	5/19/2016	(304,721)	–
iShares Core US Credit Bond ETFML	(5.55)-(4.15)%	8/31/2016-12/30/2016	(53,717)	–
iShares Europe ETFML	0.69%	8/31/2016-12/30/2016	28,710	–
iShares Europe ETFMS	0.64%	5/19/2016	162,677	–
iShares iBoxx $ High Yield Corporate Bond ETFML	(6.15)-(0.93)%	8/31/2016-1/31/2017	(844,776)	–
iShares iBoxx $ High Yield Corporate Bond ETFMS	(3.99)%	5/19/2016	(4,787,151)	–
iShares iBoxx $ Investment Grade Corporate Bond ETFML	(0.93)-(0.43)%	8/31/2016-12/30/2016	(1,476,714)	–
iShares iBoxx $ Investment Grade Corporate Bond ETFMS	(0.67)%	5/19/2016	(8,368,241)	–
iShares India 50 ETFMS	0.64%	5/19/2016	42,587	–
iShares MSCI All Country Asia ex Japan ETFML	(5.76)-(3.38)%	10/31/2016-1/31/2017	(391,301)	–
iShares MSCI All Country Asia ex Japan ETFMS	(3.98)%	5/19/2016	(2,217,350)	–
iShares MSCI Brazil Capped ETFMS	(0.99)%	5/19/2016	(1,101,294)	–
iShares MSCI China ETFMS	0.64%	5/19/2016	212,570	–
iShares MSCI EAFE ETFML	0.69%	12/30/2016-1/31/2017	378,574	–
iShares MSCI EAFE ETFMS	0.64%	5/19/2016	2,145,125	–
iShares MSCI EAFE Small-Cap ETFMS	0.64%	5/19/2016	911,151	–
iShares MSCI Emerging Markets ETFML	0.69%	1/31/2017	36,526	–
iShares MSCI Emerging Markets ETFMS	0.64%	5/19/2016	207,055	–
iShares MSCI Eurozone ETFML	0.69%	8/31/2016-12/30/2016	99,472	–
iShares MSCI Eurozone ETFMS	0.64%	5/19/2016	563,752	–
iShares MSCI India ETFMS	0.64%	5/19/2016	170,433	–
iShares MSCI Pacific ex Japan ETFMS	(1.87)%	5/19/2016	(1,574,834)	–
iShares MSCI Russia Capped ETFMS	(2.64)%	5/19/2016	(41,131)	–
iShares Russell 1000 Growth ETFMS	(0.62)%	5/19/2016	(718,189)	–
iShares Russell 1000 Growth ETFML	(0.04)%	1/31/2017	(126,721)	–
iShares Russell 1000 Value ETFML	0.69%	9/30/2016-1/31/2017	496,438	–
iShares Russell 1000 Value ETFMS	0.64%	5/19/2016	2,812,942	–
iShares Russell 2000 ETFMS	(0.83)%	5/19/2016	(3,993,249)	–
iShares Russell 2000 ETFML	(2.07)-(1.15)%	8/31/2016-1/31/2017	(704,684)	–
iShares Russell 2000 Growth ETFML	0.69%	1/31/2017	779,553	–
iShares Russell 2000 Growth ETFMS	0.64%	5/19/2016	4,417,625	–
iShares Russell 2000 Value ETFML	(3.58)%	1/31/2017	(1,216,525)	–
iShares Russell 2000 Value ETFMS	(1.24)%	5/19/2016	(6,893,641)	–
iShares S&P 500 Growth ETFMS	(1.49)%	5/19/2016	(311,560)	–
iShares S&P 500 Growth ETFML	(1.70)%	1/31/2017	(55,016)	–
iShares S&P 500 Value ETFML	0.69%	8/31/2016-1/31/2017	161,251	–
iShares S&P 500 Value ETFMS	0.64%	5/19/2016	913,789	–
iShares S&P Small-Cap 600 Growth ETFMS	0.64%	5/19/2016	2,130,576	–

	Annual
	Financing
	Rate		Notional	Unrealized
	(Received)	Expiration	Amounts	Appreciation
Total Return Benchmark	Paid	Date	Long (Short)	(Depreciation)[1]
iShares S&P Small-Cap 600 Growth ETFML	0.69%	1/31/2017	376,015	–
iShares S&P Small-Cap 600 Value ETFML	(2.56)%	1/31/2017	(699,740)	–
iShares S&P Small-Cap 600 Value ETFMS	(1.99)%	5/19/2016	(3,965,041)	–
iShares Short Treasury Bond ETFMS	0.64%	5/19/2016	1,990,043	–
iShares Short Treasury Bond ETFML	0.69%	10/31/2016-12/30/2016	351,210	–
iShares Silver TrustMS	0.64%	5/19/2016	11,377	–
iShares Silver TrustML	0.69%	12/30/2016-1/31/2017	2,013	–
iShares US Real Estate ETFML	0.69%	8/31/2016-1/31/2017	43,925	–
iShares US Real Estate ETFMS	0.64%	5/19/2016	248,735	–
Market Vectors Emerging Markets Local Currency Bond ETFMS	0.64%	5/19/2016	2,111,087	–
Market Vectors Russia ETFMS	(0.49)%	5/19/2016	(344,219)	–
PowerShares DB Commodity Index Tracking FundML	(1.01)-(0.95)%	11/30/2016-12/30/2016	(131,346)	–
PowerShares DB Commodity Index Tracking FundMS	(0.36)%	5/19/2016	(744,312)	–
PowerShares DB G10 Currency Harvest FundMS	0.75%	5/19/2016	2,198,312	–
PowerShares DB G10 Currency Harvest FundML	0.69%	9/30/2016-1/31/2017	387,932	–
PowerShares DB Gold FundMS	(1.89)%	5/19/2016	(532,825)	–
PowerShares DB Gold FundML	(2.89)-(2.87)%	9/30/2016-12/30/2016	(48,632)	–
PowerShares DB US Dollar Index Bullish FundMS	(2.98)%	5/19/2016	(5,837,431)	–
PowerShares Senior Loan PortfolioML	0.69%	1/31/2017	1,219,822	–
PowerShares Senior Loan PortfolioMS	1.14%	5/19/2016	6,912,292	–
SPDR Barclays 1-3 Month T-BillMS	1.14%	5/19/2016	1,301,181	–
SPDR Barclays 1-3 Month T-BillML	0.69%	8/31/2016-12/30/2016	229,601	–
SPDR Barclays Aggregate Bond ETFML	0.69%	8/31/2016-12/30/2016	77,621	–
SPDR Barclays Aggregate Bond ETFMS	0.64%	5/19/2016	439,989	–
SPDR Barclays Convertible Securities ETFML	0.69%	8/31/2016-12/30/2016	1,350,828	–
SPDR Barclays Convertible Securities ETFMS	1.14%	5/19/2016	7,654,770	–
SPDR Barclays High Yield Bond ETFMS	(1.50)%	5/19/2016	(2,643,471)	–
SPDR Barclays High Yield Bond ETFML	(1.07)-(1.05)%	8/31/2016-12/30/2016	(477,321)	–
SPDR Blackstone / GSO Senior Loan ETFMS	0.64%	5/19/2016	855,932	–
SPDR Blackstone / GSO Senior Loan ETFML	0.69%	1/31/2017	151,067	–
SPDR Dow Jones International Real Estate ETFMS	(1.98)%	5/19/2016	(949,326)	–
SPDR Dow Jones International Real Estate ETFML	(1.86)%	11/30/2016-12/30/2016	(167,511)	–
SPDR Dow Jones REIT ETFML	0.69%	8/31/2016-1/31/2017	30,028	–
SPDR Dow Jones REIT ETFMS	0.64%	5/19/2016	170,429	–
SPDR S&P 500 ETF TrustMS	0.64%	5/19/2016	1,675,159	–
SPDR S&P 500 ETF TrustML	0.69%	1/31/2017	295,542	–
SPDR S&P China ETFMS	0.64%	5/19/2016	122,598	–
SPDR S&P Emerging Markets SmallCap ETFMS	0.64%	5/19/2016	1,152,942	–
SPDR S&P International Small Cap ETFMS	0.64%	5/19/2016	137,560	–
Vanguard FTSE Developed Markets ETFML	0.69%	12/30/2016-1/31/2017	171,943	–
Vanguard FTSE Developed Markets ETFMS	0.64%	5/19/2016	974,290	–
Vanguard FTSE Emerging Markets ETFML	0.69%	1/31/2017	59,166	–
Vanguard FTSE Emerging Markets ETFMS	0.64%	5/19/2016	335,223	–
Vanguard FTSE Europe ETFMS	0.64%	5/19/2016	804,033	–
Vanguard FTSE Europe ETFML	0.49-0.69%	3/31/2016-12/30/2016	141,875	–
Vanguard FTSE Pacific ETFMS	(0.85)%	5/19/2016	(1,790,104)	–
Vanguard FTSE Pacific ETFML	(0.95)-(0.94)%	10/31/2016-1/31/2017	(315,883)	–
Vanguard Growth ETFMS	(0.74)%	5/19/2016	(459,777)	–
Vanguard Growth ETFML	(1.06)%	1/31/2017	(81,144)	–
Vanguard REIT ETFML	0.69%	8/31/2016-1/31/2017	250,588	–
Vanguard REIT ETFMS	0.64%	5/19/2016	1,420,025	–
Vanguard Short-Term Bond ETFML	0.69%	8/31/2016-12/30/2016	2,686,648	–
Vanguard Short-Term Bond ETFMS	1.14%	5/19/2016	15,224,472	–
Vanguard Small-Cap Growth ETFMS	0.64%	5/19/2016	2,893,685	–
Vanguard Small-Cap Growth ETFML	0.69%	1/31/2017	510,634	–
Vanguard Small-Cap Value ETFML	(2.10)%	1/31/2017	(1,200,960)	–
Vanguard Small-Cap Value ETFMS	(2.99)%	5/19/2016	(6,805,193)	–
Vanguard Total Bond Market ETFML	0.69%	8/31/2016-12/30/2016	2,120,679	–
Vanguard Total Bond Market ETFMS	0.64%	5/19/2016	12,017,153	–
Vanguard Value ETFML	0.69%	9/30/2016-1/31/2017	353,640	–
Vanguard Value ETFMS	0.64%	5/19/2016	2,003,876	–

	Annual
	Financing
	Rate		Notional	Unrealized
	(Received)	Expiration	Amounts	Appreciation
Total Return Benchmark	Paid	Date	Long (Short)	(Depreciation)[1]
WisdomTree Emerging Markets Local Debt FundMS	0.64%	5/19/2016	903,444	–
WisdomTree International SmallCap Dividend FundMS	0.64%	5/19/2016	200,504	–
Net Unrealized Appreciation (Depreciation)				$ –

Cash posted has been segregated as collateral for swaps (counterparty Merrill Lynch) in the amount of $835,000 at July 31, 2015.

The total value of securities segregated as collateral for swap contracts (counterparty Morgan Stanley) amounted to $79,122,605 at July 31, 2015.

Morgan Stanley and Merril Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

ML - Merrill Lynch
MS - Morgan Stanley

1 Reflects a Reset date of July 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund's assets and liabilities.
For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investment in Securities(a)
Investment Companies	$192,542,694	$ -		$ -	$192,542,694
Investment of Cash Collateral for Securities Loaned
Money Market Fund	4,280,315	-		-	4,280,315
Total Investments in Securities	$196,823,009	$ -		$ -	$196,823,009
Other Financial Instruments:
Swap Contracts	-	-	(b)	-	-
Total Investments in Securities and Other Financial Instruments	$196,823,009	$ -		$ -	$196,823,009

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$ -	$ -	(b)	$ -	$ -
Total Other Financial Instruments	$ -	$ -		$ -	$ -

(a) For a complete listing of investments and their industries, see the Schedule of Investments.
(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).
The Fund did not hold any level 3 securities as of July 31, 2015.

1. Fair Value Measurement (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2015 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX

At July 31, 2015, the cost of investments (including securities on loan) on a tax basis was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$196,353,189	$4,110,113	$(3,640,293)	$469,820

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Noted to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	September 24, 2015

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	September 24, 2015

* Print the name and title of each signing officer under his or her signature.